Consolidated Statements of Operations (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statements of Operations [Abstract]
Revenues	$ 1,681,616	$ 1,449,300	$ 1,881,124
Costs and expenses:
Cost of services (exclusive of items shown separately below)	918,713	824,034	898,294
Depreciation, depletion, amortization and accretion	220,835	207,114	175,500
General and administrative expenses	342,881	259,093	282,584
Reduction in value of assets	32,004	212,527
Gain on sale of businesses	1,083	2,084	40,946
Income (loss) from operations	168,266	(51,384)	565,692
Other income (expense):
Interest expense, net of amounts capitalized	(57,377)	(50,906)	(46,684)
Interest income	5,143	926	2,975
Other income (expense)	825	571	(3,977)
Earnings (losses) from equity-method investments, net	8,245	(22,600)	24,373
Reduction in value of equity-method investment		(36,486)
Income (loss) before income taxes	125,102	(159,879)	542,379
Income taxes	43,285	(57,556)	190,904
Net income (loss)	$ 81,817	$ (102,323)	$ 351,475
Basic earnings (loss) per share	$ 1.04	$ (1.31)	$ 4.39
Diluted earnings (loss) per share	$ 1.03	$ (1.31)	$ 4.33
Weighted average common shares used in computing earnings per share:
Basic	78,758	78,171	79,990
Incremental common shares from stock options	840		1,163
Incremental common shares from restricted stock units	136		60
Diluted	79,734	78,171	81,213